Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans to principal officers, directors, and their affiliates
Beginning balance	$ 444	$ 488
New loans	177	45
Repayments	(259)	(89)
Ending balance	$ 362	$ 444